Consolidated Statements of Operations (Ensysce Biosciences, Inc.) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Operating expenses:
Total operating expenses								$ 1,368,841		$ 3,328,674
Income (loss) from operations								(1,368,841)		(3,328,674)
Other income (expense):
Interest expense										(31,428)
Total other income (expense), net								5,924,103		2,816,578
Net loss			[1]		[1]
Ensysce Biosciences, Inc [Member]
Federal grants		444,516		1,824,681		695,091	$ 2,687,081	3,931,209		1,763,961
Operating expenses:
Research and development		463,219		1,404,246		787,595	2,243,217	4,389,579		3,402,301
General and administrative		393,914		281,354		884,386	559,047	1,154,917		6,929,904
Total operating expenses		857,133		1,685,600		1,671,981	2,802,264	5,544,496		10,332,205
Income (loss) from operations		(412,617)		139,081		(976,890)	(115,183)	(1,613,287)		(8,568,244)
Other income (expense):
Change in fair value of derivative liability		712,899		(643,840)		673,314	(1,083,174)	2,447,908		(575,087)
Interest expense		(910,327)		(201,715)		(1,258,161)	(531,364)	(995,496)		(958,949)
Total other income (expense), net		(544,994)		(845,555)		(932,413)	(1,614,538)	1,452,412		(1,534,036)
Net loss		(957,611)	[1]	(706,474)	[1]	(1,909,303)	(1,729,721)	(160,875)	[2]	(10,102,280)	[2]
Net loss attributable to noncontrolling interests		$ (22,067)		$ (1,976)		$ (26,028)	$ (1,976)	(217,645)
Net income (loss) attributable to common stockholders								$ 56,770		$ (10,102,280)
Net income (loss) per basic share:
Net income (loss) per share attributable to common stockholders, basic	[3]							$ 0.00		$ (0.64)
Weighted average common shares outstanding, basic	[3]							15,768,725		15,768,725
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted	[3]							$ 0.00		$ (0.64)
Weighted average common shares outstanding, diluted	[3]							16,507,387		15,768,725

[1]	Prior period amounts have been retroactively restated for the Business Combination as described in Note 1
[2]	Retroactively restated for the merger as described in Note 12
[3]	Retroactively restated for the merger as described in Note 12